Reconciliation of the numerators and denominators (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Cash dividends common, per share	$ 0.29	$ 0.26	$ 1.16	$ 1.04	$ 0.88
Income (Loss) Available to Ordinary Shareholders
Income from continuing operations			$ 732	$ 814	$ 906
Income (loss) from discontinued operations			1,600	(749)	(309)
Net Income (Loss) Attributable to Parent			$ (868)	$ 1,563	$ 1,215
Weighted Average Shares Outstanding
Basic weighted average shares outstanding			667.4	655.2	666.9
Effect of diluted securities: Stock Options, unvested restricted stock and unvested performance share awards			5.2	6.3	7.9
Effect of dilutive securities:
Diluted weighted average shares outstanding			672.6	661.5	674.8
Antidilutive Securities
Options to purchase common shares			0.0	0.4	0.1